NEWFLEET MULTI-SECTOR INCOME ETF (NYSE Arca Ticker: MINC)

SUMMARY PROSPECTUS – October 28, 2013

Before you invest in the AdvisorShares Fund, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and the risks of investing in the Fund. The Fund’s current prospectus and statement of additional information, each dated October 28, 2013, as supplemented from time to time, are incorporated by reference into this summary prospectus. You can find the Fund’s prospectus and statement of additional information, as well as other information about the Fund, online at http://advisorshares.com/fund/minc. You may also obtain this information at no charge by calling 877.THE.ETF1 (877.843.3831) or by sending an email request to info@advisorshares.com.

INVESTMENT OBJECTIVE

The Newfleet Multi-Sector Income ETF (the “Fund”) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (“NAV”) due to changes in interest rates.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.65%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES	0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.13%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT (*)	0.38%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	0.75%

(*)	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund’s Total Annual Fund Operating Expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the Fund’s average daily net assets for at least a year from the date of this Prospectus. The expense limitation may be terminated, without payment of any penalty, (i) by the Trust, for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NEWFLEET MULTI-SECTOR INCOME ETF	$77	$322	$587	$1,344

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. For the period from March 19, 2013, the Fund’s commencement of operations, through the most recent fiscal year ended June 30, 2013, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve the Fund’s investment objective, Newfleet Asset Management, LLC (the “Sub-Advisor”) applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality. The Sub-Advisor seeks to provide diversification by allocating the Fund’s investments among various sectors of the fixed income markets, which, as of the date of this Prospectus, include: corporate investment-grade, corporate high-yield, bank loans, non-agency commercial mortgage-backed securities (“CMBSs”), agency and non-agency residential mortgage-backed securities (“RMBSs”), non-U.S. dollar securities, emerging market high-yield securities, Yankee investment-grade bonds, asset-backed securities, taxable municipal bonds, tax-exempt municipal bonds, and securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. As a result, the Fund’s fixed income investments may be issued by various types of issuers and may include some or all of the following:

• Securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities;

• Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;

• Investment-grade securities issued primarily by U.S. issuers and secondarily by non-U.S. issuers; and

• High-yield debt instruments, including bank loans, which are generally floating-rate loans.

The average duration of the Fund’s fixed income investments will range from one to three years. The Fund may invest up to 20% of its total assets in securities that are rated below investment-grade at the time of purchase. If certain of the Fund’s holdings experience a decline in their credit quality and fall below investment-grade, the Fund may continue to hold the securities and they will not count toward the Fund’s 20% investment limit. Generally, the Fund will limit its investments in corporate high-yield securities to 10% of its assets and will limit its investments in non-U.S. issuers to 30% of its assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Credit Risk. The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which are also referred to as high-yield securities or junk bonds.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Emerging Markets Risk. Certain of the Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities also are subject to prepayment, interest rate, and credit risks.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

High-Yield Securities Risk. The Fund’s investments in high-yield securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher grade debt securities. The Fund’s investments in high-yield securities also subjects the Fund to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Income Risk. The income from the Fund’s investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund’s portfolio current earnings rate.

Interest Rate Risk. The Fund’s investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness.

Investment Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment. Further, there is no guarantee that the Fund will be able to achieve its objective.

Issuer Risk. The value of the Fund’s investment may decline for a reason directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Loan Participation Risk. The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the Fund’s stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Municipal Market Volatility Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Premium-Discount Risk. The Fund’s shares may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and lower Fund performance.

Prepayment Risk. The Fund may invest in mortgage related securities, which, like other debt securities, may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Trading Risk. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the Exchange, make trading in shares inadvisable.

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Newfleet Asset Management, LLC	Sub-Advisor

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor
David L. Albrycht, CFA, President and Chief Investment Officer	since 2011

Jonathan R. Stanley, CFA, Managing Director, Fixed Income Research	since 2011

Christopher J. Kelleher, CFA, CPA, Senior Managing Director, Senior Portfolio Manager and Head of Institutional Portfolio Management	since 2012

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange and, because shares trade at market price rather than at NAV, shares may trade at a value greater than or less than their NAV.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination thereof), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.